Note 15 - Retirement and Pension Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	$ 1,586,000	$ 1,837,000	$ 1,445,000
Defined Benefit Plan Contributions By Employer Percentage Minimum	2.00%
DefinedBenefitPlanContributionsByEmployer Maximum	15.00%
Defined Benefi tPlan Contributions By Employer Percentage Current	2.00%